Derivative Financial Liabilities and Fair Value Measurements - Schedule of Key Inputs Used in Black-scholes Model and Respective Ranges (Details) - Series A Warrants [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
At Issuance [Member]
Disclosure of financial liabilities [line items]
ADS price	$ 0.404
Exercise price	$ 0.8068
Term to expiry (years)	5 years
Volatility	126.00%
Risk-free investment rate	3.86%
Dividend yield	0.00%
Fair value of warrant	$ 0.0976
At Remeasurement [Member]
Disclosure of financial liabilities [line items]
Exercise price	$ 0.1291
Dividend yield	0.00%
At Remeasurement [Member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
ADS price	$ 0.0859
Term to expiry (years)	4 years 10 months 9 days
Volatility	137.00%
Risk-free investment rate	3.79%
Fair value of warrant	$ 0.0736
At Remeasurement [Member] | Top of range [member]
Disclosure of financial liabilities [line items]
ADS price	$ 0.165
Term to expiry (years)	4 years 10 months 24 days
Volatility	138.00%
Risk-free investment rate	3.97%
Fair value of warrant	$ 0.148